Commitments and Contingencies- Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Jun. 30, 2016
Commitments and Contingencies [Line Items]
Letters of credit outstanding	$ 1.2	$ 1.0
Cash deposits	0.9	$ 0.9
Surety bonds	$ 72.7